UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas 77019

Form 13F File Number: 28-06443
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Anderson
        -------------------------
Title:  Managing Director
        -------------------------
Phone:  (713) 807-1760
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Anderson                  Houston, Texas                     08/12/2005
-----------------                  --------------                     ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:           99
                                         -----------
Form 13F Information Table Value Total:     $177,178
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
   1  28-10748              Oppenheimer Asset Management Inc.
----  --------------------  ----------------------------------------------------

     [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFFYMETRIX INC                 COMMON STOCK     00826T108     5581  103500 SH  0    SOLE    NONE     103500      0    0
AFFYMETRIX INC                 COMMON STOCK     00826T108     2169   40332 SH       DEFINED 1         40332      0    0
AMEGY BANCORP INC              COMMON STOCK     02343R102     1047   46800 SH       SOLE    NONE      46800      0    0
AMEGY BANCORP INC              COMMON STOCK     02343R102      609   27200 SH       DEFINED 1         27200      0    0
AMERCO                         COMMON STOCK     023586100     4344   81124 SH       SOLE    NONE      81124      0    0
AMERCO                         COMMON STOCK     023586100     2727   50327 SH       DEFINED 1         50327      0    0
AMERICAN ITALIAN PASTA CO-CL A CLASS A COMMON   027070101     1879   89400 SH       SOLE    NONE      89400      0    0
                               STOCK
AMERICAN ITALIAN PASTA CO-CL A CLASS A COMMON   027070101     1290   63100 SH       DEFINED 1         63100      0    0
                               STOCK
ANIXTER INTERNATIONAL INC      COMMON STOCK     035290105     2962   79700 SH       SOLE    NONE      79700      0    0
ANIXTER INTERNATIONAL INC      COMMON STOCK     035290105     1713   46300 SH       DEFINED 1         46300      0    0
AVNET INC                      COMMON STOCK     053807103     2875  127600 SH       SOLE    NONE     127600      0    0
AVNET INC                      COMMON STOCK     053807103     1646   72500 SH       DEFINED 1         72500      0    0
BEBE STORES INC                COMMON STOCK     075571109     4248  160500 SH       SOLE    NONE     160500      0    0
BEBE STORES INC                COMMON STOCK     075571109     2454   90000 SH       DEFINED 1         90000      0    0
BEST BUY                       COMMON STOCK     0865165IK      181     126 SH  CALL SOLE    NONE        126      0    0
BUSINESS OBJECTS SA ADR        COMMON STOCK     12328X107     2972  113000 SH       SOLE    NONE     113000      0    0
BUSINESS OBJECTS SA ADR        COMMON STOCK     12328X107     1578   60000 SH       DEFINED 1         60000      0    0
CALIFORNIA PIZZA KITCHEN INC   COMMON STOCK     13054D109     4159  152500 SH       SOLE    NONE     152500      0    0
CALIFORNIA PIZZA KITCHEN INC   COMMON STOCK     13054D109     1819   68500 SH       DEFINED 1         68500      0    0
CALIPER LIFE SCIENCES INC      COMMON STOCK     130872104      609  108800 SH       SOLE    NONE     108800      0    0
CALIPER LIFE SCIENCES INC      COMMON STOCK     130872104      370   66500 SH       DEFINED 1         66500      0    0
CALLAWAY GOLF CO               COMMON STOCK     131193104     1875  121495 SH       SOLE    NONE     121495      0    0
CALLAWAY GOLF CO               COMMON STOCK     131193104     1213   78600 SH       DEFINED 1         78600      0    0
CHEESECAKE FACTORY             COMMON STOCK     163072101     1000   28800 SH       SOLE    NONE      28800      0    0
CHEESECAKE FACTORY             COMMON STOCK     163072101      560   16200 SH       DEFINED 1         16200      0    0
CHIRON CORP                    COMMON STOCK     170040109     4335  124234 SH       SOLE    NONE     124234      0    0
CHIRON CORP                    COMMON STOCK     170040109     2168   62000 SH       DEFINED 1         62000      0    0
CIT GROUP INC                  COMMON STOCK     125581108     3468   80700 SH       SOLE    NONE      80700      0    0
CIT GROUP INC                  COMMON STOCK     125581108     1693   39300 SH       DEFINED 1         39300      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     3380  237500 SH       SOLE    NONE     237500      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     1540  106600 SH       DEFINED 1        106600      0    0
DESIGN WITHIN REACH INC        COMMON STOCK     250557105      961   53077 SH       SOLE    NONE      53077      0    0
DESIGN WITHIN REACH INC        COMMON STOCK     250557105      509   27735 SH       DEFINED 1         27735      0    0
DOLLAR GENERAL CORP            COMMON STOCK     256669102      772   37900 SH       SOLE    NONE      37900      0    0
DOLLAR GENERAL CORP            COMMON STOCK     256669102      410   20100 SH       DEFINED 1         20100      0    0
FACTSET RESEARCH SYSTEMS INC   COMMON STOCK     303075105      918   25600 SH       SOLE    NONE      25600      0    0
FACTSET RESEARCH SYSTEMS INC   COMMON STOCK     303075105      524   14400 SH       DEFINED 1         14400      0    0
GATX CORP                      COMMON STOCK     361448103     2912   84400 SH       SOLE    NONE      84400      0    0
GATX CORP                      COMMON STOCK     361448103      519   15000 SH       DEFINED 1         15000      0    0
GREATER BAY BANCORP            COMMON STOCK     391648102     1719   65289 SH       SOLE    NONE      65289      0    0
GREATER BAY BANCORP            COMMON STOCK     391648102      505   19000 SH       DEFINED 1         19000      0    0
GUITAR CENTER INC              COMMON STOCK     402040109     1868   32000 SH       SOLE    NONE      32000      0    0
GUITAR CENTER INC              COMMON STOCK     402040109     1498   25500 SH       DEFINED 1         25500      0    0
ILLUMINA INC                   COMMON STOCK     452327109     2652  219720 SH       SOLE    NONE     219720      0    0
ILLUMINA INC                   COMMON STOCK     452327109     1487  120925 SH       DEFINED 1        120925      0    0
INTERMUNE INC                  COMMON STOCK     45884X103      844   64700 SH       SOLE    NONE      64700      0    0
INTERMUNE INC                  COMMON STOCK     45884X103      481   36300 SH       DEFINED 1         36300      0    0
INTERNATIONAL BANCSHARES CORP  COMMON STOCK     459044103     2800   98989 SH       SOLE    NONE      98989      0    0
INTERNATIONAL BANCSHARES CORP  COMMON STOCK     459044103     1557   55000 SH       DEFINED 1         55000      0    0
INTL RECTIFIER CORP            COMMON STOCK     460254105     3698   77500 SH       SOLE    NONE      77500      0    0
INTL RECTIFIER CORP            COMMON STOCK     460254105     2071   43500 SH       DEFINED 1         43500      0    0
JOSEPH A BANK CLOTHIERS INC    COMMON STOCK     480838101     5017  115862 SH       SOLE    NONE     115862      0    0
JOSEPH A BANK CLOTHIERS INC    COMMON STOCK     480838101     3109   72150 SH       DEFINED 1         72150      0    0
LABOR READY INC NEW            COMMON STOCK     505401208     3099  132931 SH       SOLE    NONE     132931      0    0
LABOR READY INC NEW            COMMON STOCK     505401208      276   12000 SH       DEFINED 1         12000      0    0
MBNA CORP                      COMMON STOCK     55262L5ID      233     375 SH  CALL SOLE    NONE        375      0    0
MORGAN STANLEY                 COMMON STOCK     6174465HJ       64     200 SH  CALL SOLE    NONE        200      0    0
NAUTILUS INC                   COMMON STOCK     63910B102     1944   68200 SH       SOLE    NONE      68200      0    0
NAUTILUS INC                   COMMON STOCK     63910B102     1065   37800 SH       DEFINED 1         37800      0    0
NEWELL RUBBERMAID INC          COMMON STOCK     651229106     3938  165200 SH       SOLE    NONE     165200      0    0
NEWELL RUBBERMAID INC          COMMON STOCK     651229106     1991   84600 SH       DEFINED 1         84600      0    0
OAKLEY INC                     COMMON STOCK     673662102     1853  108800 SH       SOLE    NONE     108800      0    0
OAKLEY INC                     COMMON STOCK     673662102     1028   61200 SH       DEFINED 1         61200      0    0
ORIENT EXPRESS HOTELS LTD      CLASS A COMMON   G67743107     3276  103445 SH       SOLE    NONE     103445      0    0
                               STOCK
ORIENT EXPRESS HOTELS LTD      CLASS A COMMON   G67743107     1132   35600 SH       DEFINED 1         35600      0    0
                               STOCK
PERKIN ELMER INC               COMMON STOCK     714046109      367   19400 SH       SOLE    NONE      19400      0    0
PRIMEDIA INC                   COMMON STOCK     74157K101      698  172400 SH       SOLE    NONE     172400      0    0
PRIMEDIA INC                   COMMON STOCK     74157K101      356   89000 SH       DEFINED 1         89000      0    0
PRIORTY HEALTH CARE CORP       CLASS B COMMON   74264T102     2405   94844 SH       SOLE    NONE      94844      0    0
                               STOCK
PRIORITY HEALTHCARE CORP       CLASS B COMMON   74264T102     1401   56000 SH       DEFINED 1         56000      0    0
                               STOCK
RED ROBIN GOURM                COMMON STOCK     75689M101      552    8900 SH       SOLE    NONE       8900      0    0
RED ROBIN GOURM                COMMON STOCK     75689M101      664   10800 SH       DEFINED 1         10800      0    0
RESEARCH IN MOTION             COMMON STOCK     7609755IO      143     250 SH  CALL SOLE    NONE        250      0    0
RMH TELESERVICES INC           COMMON STOCK     75689M101        3    4460 SH  WRNT DEFINED 1          4460      0    0
ROSS STORES                    COMMON STOCK     778296103      555   19200 SH       SOLE    NONE      19200      0    0
ROSS STORES                    COMMON STOCK     778296103      310   10800 SH       DEFINED 1         10800      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     3972  108523 SH       SOLE    NONE     108523      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     2294   62300 SH       DEFINED 1         62300      0    0
SEALED AIR CORP                COMMON STOCK     81211K100     3410   68495 SH       SOLE    NONE      68495      0    0
SEALED AIR CORP                COMMON STOCK     81211K100     1776   35500 SH       DEFINED 1         35500      0    0
SIGMA ALDRICH CORP             COMMON STOCK     826552101     1401   25000 SH       SOLE    NONE      25000      0    0
SIGMA ALDRICH CORP             COMMON STOCK     826552101      787   14000 SH       DEFINED 1         14000      0    0
SUN HEALTHCARE                 COMMON STOCK     9U999U556        0   34000 SH  WRNT SOLE    NONE      34000      0    0
SVB FINL GROUP                 COMMON STOCK     78486Q101     2539   53013 SH       SOLE    NONE      53013      0    0
SVB FINL GROUP                 COMMON STOCK     78486Q101     2171   45000 SH       DEFINED 1         45000      0    0
SYBRON DENTAL SPECIALTIES INC  COMMON STOCK     871142105     4163  110647 SH       SOLE    NONE     110647      0    0
SYBRON DENTAL SPECIALTIES INC  COMMON STOCK     871142105     2334   61853 SH       DEFINED 1         61853      0    0
TIFFANY & CO-NEW               COMMON STOCK     886547108     3636  111000 SH       SOLE    NONE     111000      0    0
TIFFANY & CO NEW               COMMON STOCK     886547108     1939   59000 SH       DEFINED 1         59000      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     2721   48000 SH       SOLE    NONE      48000      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     1553   27000 SH       DEFINED 1         27000      0    0
VISHAY INTERTECHNOLOGY INC     COMMON STOCK     928298108     1009   85000 SH       SOLE    NONE      85000      0    0
VISHAY INTERTECHNOLOGY INC     COMMON STOCK     928298108      615   52000 SH       DEFINED 1         52000      0    0
WATERS CORP                    COMMON STOCK     941848103     2279   61300 SH       SOLE    NONE      61300      0    0
WATERS CORP                    COMMON STOCK     941848103      957   25700 SH       DEFINED 1         25700      0    0
WET SEAL INC                   CLASS A COMMON   961840105     1820  267300 SH       SOLE    NONE     267300      0    0
                               STOCK
WET SEAL INC                   CLASS A COMMON   961840105     1069  157700 SH       DEFINED 1        157700      0    0
                               STOCK
WINNEBAGO INDUSTRIES INC       COMMON STOCK     974637100     1223   37350 SH       SOLE    NONE      37350      0    0
WINNEBAGO INDUSTRIES INC       COMMON STOCK     974637100      862   25950 SH       DEFINED 1         25950      0    0